REVENUE RECOGNITION (Tables)	12 Months Ended
Jan. 31, 2026
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The following table provides information about disaggregated revenue by the recurring or nonrecurring nature of revenue. Recurring revenue is the portion of our revenue that we believe is likely to be renewed in the future. The recurrence of these revenue streams in future periods depends on a number of factors including contractual periods and customers' renewal decisions:

•Recurring revenue primarily consists of initial and renewal support, subscription software licenses, and cloud-based SaaS in certain transactions.
•Nonrecurring revenue primarily consists of our perpetual licenses, appliances, custom development, installation and integration services, consulting and training, and the resale of third-party hardware.

	Year Ended January 31,
(in thousands)	2026	2025	2024
Revenue by recurrence:
Recurring revenue	$192,118	$186,592	$167,634
Nonrecurring revenue	207,923	164,040	145,770
Total revenue	$400,041	$350,632	$313,404

Schedule of Contract Balances
The following table provides information about accounts receivable, contract assets, and contract liabilities from contracts with customers:

	January 31,
(in thousands)	2026	2025
Accounts receivable, net	$122,548	$109,374
Contract assets, net	$3,284	$6,941
Contract liabilities	$102,538	$107,451
Long-term contract liabilities	$21,211	$22,868

Schedule of Remaining Performance Obligation
The following table provides information about our RPO:

	January 31,
(in thousands)	2026	2025
RPO:
Expected to be recognized within 1 year	$369,549	$335,301
Expected to be recognized in more than 1 year	187,631	210,492
Total RPO	$557,180	$545,793